Discontinued Operations	12 Months Ended
Jun. 29, 2011
Discontinued Operations
Discontinued Operations
2.	DISCONTINUED OPERATIONS

In June 2010, we completed the sale of On The Border for gross proceeds of approximately $180 million and recorded a pre-tax gain of $16.5 million in income from discontinued operations, net of taxes, in the consolidated statement of income in fiscal 2010. The assets sold totaled approximately $164.0 million and consisted primarily of property and equipment of $146.7 million and goodwill of $5.8 million. The associated liabilities totaled approximately $9.9 million and consisted primarily of straight-line rent accruals of $9.3 million.

As part of the sale, we entered into an agreement with OTB Acquisition whereby we provided corporate support services for the new entity during fiscal 2011 until the agreement terminated in June 2011. The income generated offset the internal cost of providing the services.

On The Border has been presented as discontinued operations in the consolidated financial statements in fiscal 2010 and 2009. Discontinued operations includes only the revenues and expenses which can be specifically identified with On The Border and excludes any allocation of corporate costs, including general and administrative expenses. The results of On The Border consist of the following (in thousands):

	2010	2009
Revenues	$331,247	$344,218

Income before income taxes from discontinued operations	51,488	7,883
Income tax expense	17,506	838

Net income from discontinued operations(a)	$33,982	$7,045

(a)	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.

Other gains and charges in fiscal 2010 included a $16.5 million gain on the sale of On The Border, partially offset by $2.9 million of charges related to long-lived asset impairments and lease termination charges primarily associated with the closure of three underperforming restaurants.

Other gains and charges in fiscal 2009 included a $9.0 million charge related to long-lived asset impairments, $1.0 million of lease termination charges resulting from the decision to close six underperforming restaurants and $1.6 million of lease termination charges associated with restaurants closed in prior years. Also included was a $3.7 million impairment charge associated with four underperforming restaurants that are continuing to operate.